Segment Information - Schedule of Segments (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Segments [Line Items]
REVENUES, NET	$ 137,247,341	$ 17,633,567	$ 235,667,734	$ 174,202,627
COST OF REVENUES
COST OF REVENUES	(86,561,692)	(11,121,464)	(186,223,181)	(139,154,316)
Gross profit	50,685,649	6,512,103	49,444,553	35,048,311
EXPENSES
Selling and marketing	(6,568,144)	(843,877)	(4,392,521)	(3,132,277)
Depreciation	(1,735,470)	(222,974)	(685,245)	(33,091)
Amortization	(2,497,004)	(320,816)	(1,481,738)	(112,049)
Staff cost	(21,755,401)	(2,795,138)	(18,486,483)	(13,260,898)
Operating leases expenses	(6,720,152)	(863,407)	(3,146,322)	(2,507,182)
Operating lease expenses – related party	(720,000)	(92,506)	(720,000)	(720,000)
Professional fee	(3,615,272)	(464,491)	(2,840,139)	(2,204,622)
(Provision for) reversal of expected credit losses	2,143,178	275,356	(1,253,368)	(1,383,316)
Government rates	(2,138,370)	(274,738)	(1,272,186)	(453,748)
Office general expenses	(1,263,880)	(162,384)	(752,507)	(453,551)
Others	(4,010,155)	(515,224)	(2,842,620)	(1,741,052)
Total expenses	(48,880,670)	(6,280,199)	(37,873,129)	(26,001,786)
INCOME FROM OPERATION	1,804,979	231,904	11,571,424	9,046,525
OTHER INCOME (EXPENSES)
Interest income			31,954	92,951
Interest expense	(1,349,488)	(173,382)	(3,759,032)	(5,759,182)
Agency income – related party	1,475,466	189,568	1,170,664	2,662,034
Other income	42,447	5,454	134,230	326
Other expense	(195,094)	(25,066)		(302,784)
Total other expenses, net	(26,669)	(3,426)	(2,422,184)	(3,306,655)
Income before tax expenses	1,778,310	228,478	9,149,240	5,739,870
Income tax expenses	(1,446,631)	(185,863)	(1,085,909)	(1,325,137)
NET INCOME	331,679	42,615	8,063,331	4,414,733
Total assets	115,631,755		135,647,692		$ 14,856,393
Total liabilities	(59,032,351)		(78,821,221)		(7,584,489)
Net assets	56,599,404		56,826,471	(2,386,810)	$ 7,271,904	$ (60,675,596)
Related parties [Member]
COST OF REVENUES
COST OF REVENUES	(73,417,725)	(9,432,724)	(7,915,189)	(34,213,521)
External [Member]
COST OF REVENUES
COST OF REVENUES	$ (13,143,967)	$ (1,688,740)	$ (178,307,992)	$ (104,940,795)